INDEXIQ ETF TRUST
IQ S&P HIGH YIELD LOW VOLATILITY BOND ETF
(the “Fund”)
Supplement dated March 25, 2021 (“Supplement”)
to the Summary Prospectus, Prospectus and Statement of Additional Information dated August 28, 2020, as supplemented
Capitalized terms and certain other terms used in this Supplement, unless otherwise defined in this Supplement, have the meanings assigned to them in the Summary Prospectus, Prospectus and Statement of Additional Information.
Scott Dolph no longer serves as a portfolio manager of the Fund. Effective immediately, all references to Mr. Dolph are deleted in their entirety.
PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE
MEHYLV16b-03/21